SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
SCHEDULES OF CONCENTRATION RISKS

During the years ended March 31, 2026 and 2025, there were three and four customers generated income which accounted for over 10% of the total revenue generated for both years. The details are as follows:

	As of March 31,
	2025	2026

Customer A	39.78%	49.81%
Customer B	11.77%	20.17%
Customer C	11.48%	10.75%
Customer D	21.54%	-

As of March 31, 2026 and 2025, accounts receivable due from these customers as a percentage of consolidated accounts receivable are as follows:

	As of March 31,
	2025	2026

Customer A	0.03%	0.03%
Customer B	39.77%	40.60%
Customer C	8.45%	11.10%
Customer D	39.58%	21.90%

During the years ended March 31, 2026 and 2025, there were three and four suppliers accounted for over 10% of the total subcontracting fees and cost of fuel oils for that year. The details are as follows:

	As of March 31,
	2025	2026

Supplier A	6.15%	16.31%
Supplier B	2.41%	15.22%
Supplier C	16.42%	10.82%
Supplier D	17.68%	9.40%
Supplier E	10.93%	5.43%
Supplier F	11.76%	0.78%

As of March 31, 2026 and 2025, accounts payable due to these suppliers as a percentage of consolidated accounts payable are as follows:

	As of March 31,
	2025	2026

Supplier A	0%	0%
Supplier B	0%	0%
Supplier C	20.18%	35.12%
Supplier D	0%	0%
Supplier E	0.23%	0.16%
Supplier F	0%	0%

Note: The Supplier A mentioned in above is a related party of the Company.

SCHEDULE OF ESTIMATED USEFUL LIVES

The Property, plant and equipment is calculated using the straight-line method over their estimated useful lives, as follows:

Machinery	5 years
Motor Vehicles	5 years
Office equipment	5 years
Leasehold improvement	Shorter of the lease term or 5 years